Going Concern and Management’s Plan	12 Months Ended
Dec. 31, 2022
Going Concern And Managements Plan
Going Concern and Management’s Plan

Note 2. Going Concern and Management’s Plan

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred recurring net losses and operations have not provided cash flows. In view of these matters, there is substantial doubt about our ability to continue as a going concern. The Company intends to finance its future development activities and its working capital needs largely through the sale of equity securities with some additional funding from other sources, including term notes until such time as funds provided by operations are sufficient to fund working capital requirements. The consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Our primary sources of liquidity has historically been funding by our parent company Ault. The extent of continued support from Ault is not assured as we seek additional financing from third parties. There is substantial doubt that we will have sufficient cash to meet our needs over the next 12 months. Our ability to obtain additional financing is subject to several factors, including market and economic conditions, our performance and investor and lender sentiment with respect to us and our industry. If we are unable to raise additional financing in the near term as needed, our operations and production plans may be scaled back or curtailed and our operations and growth would be impeded.

Our near term fixed commitments for cash expenditures are primarily for payments for employee salaries, operating leases, accounts payables, and inventory purchase commitments.

As of December 31, 2022, the Company had cash and cash equivalents of $2.2 million and working capital of $5.8 million but has had recurring net losses and is not expected to have continued support from Ault to fund operating expenses. Management made plans to increase revenue, reduce costs, and raise needed capital, however there can be no assurance that we can successfully implement these plans. As a result, the Company may be forced to scale back its operations or cease operations altogether.